Equity - Schedule of Common Stock Reserved for Future Issuance (Details) (Detail) - shares	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Conversion of preferred stock outstanding		16,993,194	10,165,120
Common stock options outstanding	4,590,804	3,597,638	584,019
Shares available for issuance under the Plan	3,404,401	1,816,266	931,336
Total	7,995,205	22,407,098	11,680,475